Business Combinations - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Disclosure of detailed information about business combination [line items]
Gain on acquisition	€ 0	€ 7,896
Sergio Rossi Acquisition [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			€ 17,250
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		688
Revenue of acquiree since acquisition date		28,737
Profit (loss) of acquiree since acquisition date		4,274
Revenue of combined entity as if combination occurred at beginning of period		339,290
Profit (loss) of combined entity as if combination occurred at beginning of period		€ 84,290
Gain on acquisition	€ 7,896